Segment Information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	£ 149	£ 149	£ 776
Continuing Operations [Member]
Disclosure of operating segments [line items]
Revenue	149	149	776
Continuing Operations [Member] | UNITED KINGDOM
Disclosure of operating segments [line items]
Revenue	149	79	491
Continuing Operations [Member] | Rest of Europe
Disclosure of operating segments [line items]
Revenue		70	35
Continuing Operations [Member] | UNITED STATES
Disclosure of operating segments [line items]
Revenue			250
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenue	4,031	6,758	6,376
Discontinued Operations [Member] | UNITED STATES
Disclosure of operating segments [line items]
Revenue	£ 3,882	£ 6,609	£ 5,600